CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2017
Disclosure of deposits from customers [text block] [Abstract]
Disclosure of deposits from customers [text block]

NOTE 28: CUSTOMER DEPOSITS

	2017	2016
	£m	£m
Non-interest bearing current accounts	70,444	61,804
Interest bearing current accounts	95,889	90,978
Savings and investment accounts	196,966	208,227
Liabilities in respect of securities sold under repurchase agreements	2,638	2,462
Other customer deposits	52,187	51,989
Customer deposits	418,124	415,460

For amounts included above which are subject to repurchase agreements, see note 51.

Included in the amounts reported above are deposits of £220,855 million (2016: £219,106 million) which are protected under the UK Financial Services Compensation Scheme.